Leases (Details) - Schedule of Operating Lease Activities - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Activities [Abstract]
Operating lease right-of-use assets obtained in exchange for lease liabilities	$ 1,023	$ 1,725
Amortization of right-of-use assets	3,105	4,515
Interest of lease liabilities	494	694
Total	$ 3,599	$ 5,209